S000003463 [Member] Investment Objectives and Goals - Sit Developing Markets Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SIT DEVELOPING MARKETS GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Sit Developing Markets Growth Fund (the “Fund”) seeks to maximize long-term capital appreciation.